Leases - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Jan. 01, 2019
Leases [Abstract]
Additional Operating lease Right of use asset			$ 600
Additional Operating lease liability		$ 100
Operating Lease, Right-of-Use Asset	$ 4,032	$ 4,296		$ 2,800
Operating Lease, Liability	$ 4,211			$ 2,800
weighted-average remaining lease term	10 years	9 years
weighted-average discount rate	11.90%	11.90%